MINERAL, ROYALTY AND OTHER INTERESTS (Carrying Amount related to Mineral, Royalty and Other Interests) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Opening Cost	$ 613,329	$ 593,429
Net Additions (disposals)	1,403	19,900
Ending Cost	614,732	613,329
Opening Accumulated Depletion	210,544	179,066
Depletion	29,580	27,654
Depletion in Ending Inventory	1,344	1,317
Impairment of mineral, royalty and other interests	9,104	2,507
Ending Accumulated Depletion	249,255	210,544
Carrying Amount	365,477	402,785
Other Royalties [member]
Reconciliation of changes in property, plant and equipment [abstract]
Opening Cost	222,097	200,906
Net Additions (disposals)	2,596	21,191
Ending Cost	224,693	222,097
Opening Accumulated Depletion	115,492	106,393
Impairment of mineral, royalty and other interests	9,104	2,507
Ending Accumulated Depletion	130,492	115,492
Carrying Amount	94,201	106,605
Other [member]
Reconciliation of changes in property, plant and equipment [abstract]
Opening Cost	10,725	11,339
Net Additions (disposals)	(1,264)	(614)
Ending Cost	9,461	10,725
Opening Accumulated Depletion	4,540	4,471
Depletion in Ending Inventory	27
Ending Accumulated Depletion	4,670	4,540
Carrying Amount	4,791	6,185
CANADA | Bachelor Lake [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Opening Cost	23,972	22,671
Net Additions (disposals)	37	1,301
Ending Cost	24,009	23,972
Opening Accumulated Depletion	19,339	14,678
Depletion in Ending Inventory	21	250
Ending Accumulated Depletion	23,183	19,339
Carrying Amount	826	4,633
CANADA | Black Fox [member]
Reconciliation of changes in property, plant and equipment [abstract]
Opening Cost	37,761	37,758
Net Additions (disposals)	30	3
Ending Cost	37,791	37,761
Opening Accumulated Depletion	24,395	22,117
Depletion in Ending Inventory	183	267
Ending Accumulated Depletion	26,831	24,395
Carrying Amount	10,960	13,366
CANADA | Diavik [member]
Reconciliation of changes in property, plant and equipment [abstract]
Opening Cost	53,111	53,111
Ending Cost	53,111	53,111
Opening Accumulated Depletion	11,792	6,273
Ending Accumulated Depletion	17,872	11,792
Carrying Amount	35,239	41,319
CANADA | Ming [member]
Reconciliation of changes in property, plant and equipment [abstract]
Opening Cost	20,068	20,068
Net Additions (disposals)	2
Ending Cost	20,070	20,068
Opening Accumulated Depletion	8,585	7,622
Depletion in Ending Inventory	276	171
Ending Accumulated Depletion	9,046	8,585
Carrying Amount	11,024	11,483
BRAZIL | Aurizona [member]
Reconciliation of changes in property, plant and equipment [abstract]
Opening Cost	11,033	11,000
Net Additions (disposals)		33
Ending Cost	11,033	11,033
Opening Accumulated Depletion	310	310
Ending Accumulated Depletion	310	310
Carrying Amount	10,723	10,723
BRAZIL | Chapada Mine [member]
Reconciliation of changes in property, plant and equipment [abstract]
Opening Cost	69,528	69,520
Net Additions (disposals)		8
Ending Cost	69,528	69,528
Opening Accumulated Depletion	2,737
Ending Accumulated Depletion	6,502	2,737
Carrying Amount	63,026	66,791
MONGOLIA | Hugo North Extension and Heruga Gold Stream [member]
Reconciliation of changes in property, plant and equipment [abstract]
Opening Cost	35,351	42,493
Net Additions (disposals)		(7,142)
Ending Cost	35,351	35,351
Carrying Amount	35,351	35,351
BURKINA FASO | Karma Gold [member]
Reconciliation of changes in property, plant and equipment [abstract]
Opening Cost	26,289	21,174
Net Additions (disposals)		5,115
Ending Cost	26,289	26,289
Opening Accumulated Depletion	2,619
Depletion in Ending Inventory	671	524
Ending Accumulated Depletion	6,203	2,619
Carrying Amount	20,086	23,670
TURKEY | Hot Maden [member]
Reconciliation of changes in property, plant and equipment [abstract]
Opening Cost	5,818	5,818
Ending Cost	5,818	5,818
Carrying Amount	5,818	5,818
MEXICO | Santa Elena [member]
Reconciliation of changes in property, plant and equipment [abstract]
Opening Cost	23,342	23,342
Ending Cost	23,342	23,342
Opening Accumulated Depletion	19,308	17,202
Depletion in Ending Inventory	166	105
Ending Accumulated Depletion	20,466	19,308
Carrying Amount	2,876	4,034
ARGENTINA | Yamana Silver Stream [member]
Reconciliation of changes in property, plant and equipment [abstract]
Opening Cost	74,234	74,229
Net Additions (disposals)	2	5
Ending Cost	74,236	74,234
Opening Accumulated Depletion	1,427
Ending Accumulated Depletion	3,680	1,427
Carrying Amount	70,556	72,807
Current Period Depletion Expense [member]
Reconciliation of changes in property, plant and equipment [abstract]
Depletion	28,263	27,654
Current Period Depletion Expense [member] | Other Royalties [member]
Reconciliation of changes in property, plant and equipment [abstract]
Depletion	5,896	6,592
Current Period Depletion Expense [member] | Other [member]
Reconciliation of changes in property, plant and equipment [abstract]
Depletion	103	69
Current Period Depletion Expense [member] | CANADA | Bachelor Lake [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Depletion	3,823	4,411
Current Period Depletion Expense [member] | CANADA | Black Fox [member]
Reconciliation of changes in property, plant and equipment [abstract]
Depletion	2,253	2,011
Current Period Depletion Expense [member] | CANADA | Diavik [member]
Reconciliation of changes in property, plant and equipment [abstract]
Depletion	6,080	5,519
Current Period Depletion Expense [member] | CANADA | Ming [member]
Reconciliation of changes in property, plant and equipment [abstract]
Depletion	185	792
Current Period Depletion Expense [member] | BRAZIL | Chapada Mine [member]
Reconciliation of changes in property, plant and equipment [abstract]
Depletion	3,765	2,737
Current Period Depletion Expense [member] | BURKINA FASO | Karma Gold [member]
Reconciliation of changes in property, plant and equipment [abstract]
Depletion	2,913	2,095
Current Period Depletion Expense [member] | MEXICO | Santa Elena [member]
Reconciliation of changes in property, plant and equipment [abstract]
Depletion	992	2,001
Current Period Depletion Expense [member] | ARGENTINA | Yamana Silver Stream [member]
Reconciliation of changes in property, plant and equipment [abstract]
Depletion	2,253	1,427
Current Period Depletion Expense From Prior Period Depletion In Ending Inventory [member]
Reconciliation of changes in property, plant and equipment [abstract]
Depletion in Ending Inventory		1,317
Mineral Streams Royalties And Other Interests Accounted For Under IFRS6 [member]
Reconciliation of changes in property, plant and equipment [abstract]
Carrying Amount	52,300	73,800
Property, plant and equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Carrying Amount	$ 313,200	$ 329,000